CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net income	$ 1,475	$ 2,429	$ 4,435	$ 6,205
Other income and gains	(465)	(1,251)	(494)	(1,955)
Share of undistributed equity accounted earnings	150	8	(439)	(265)
Fair value changes	397	(377)	(1,383)	(2,471)
Depreciation and amortization	1,886	1,571	3,697	3,081
Deferred income taxes	(189)	301	236	490
Sales of (investments in) residential inventory	36	(37)	(117)	(67)
Net change in non-cash working capital balances	(162)	(1,111)	(2,337)	(1,654)
Cash flows from (used in) operating activities	3,128	1,533	3,598	3,364
Financing activities
Corporate borrowings arranged	0	497	828	497
Corporate borrowings repaid	0	(526)	0	(526)
Commercial paper and borrowings, net	958	0	402	0
Non-recourse borrowings arranged	28,089	13,859	42,393	22,826
Non-recourse borrowings repaid	(15,910)	(10,827)	(25,760)	(19,489)
Non-recourse credit facilities, net	1,354	(1,564)	2,900	674
Subsidiary equity obligations issued	0	0	57	0
Subsidiary equity obligations redeemed	0	(242)	(229)	(248)
Deposits From Related Party	37	802	37	802
Deposit From Related Parties Repaid	0	0	(35)	0
Capital provided from non-controlling interests	3,788	3,831	5,485	7,460
Capital repaid to non-controlling interests	(743)	(3,956)	(3,741)	(4,669)
Repayment of lease liabilities	(208)	(356)	(361)	(584)
Settlement of deferred consideration	(1,037)		(1,037)
Distributions to non-controlling interests	(2,736)	(2,823)	(5,728)	(5,350)
Distributions to shareholders	(256)	(772)	(513)	(1,005)
Cash flows from (used in) financing activities	13,104	(2,306)	14,257	81
Acquisitions
Investment properties	(2,944)	(2,274)	(4,435)	(4,489)
Property, plant and equipment	(1,660)	(1,259)	(3,248)	(2,939)
Equity accounted investments	(1,917)	(801)	(2,645)	(1,188)
Financial assets and other	(19,594)	(7,906)	(37,061)	(15,958)
Acquisition of subsidiaries	(9,383)	(1,043)	(10,184)	(2,773)
Dispositions
Investment properties	1,030	1,668	1,592	3,600
Property, plant and equipment	129	70	209	83
Equity accounted investments	886	815	1,255	1,174
Financial assets and other	17,573	7,240	34,990	15,526
Disposition of subsidiaries	417	3,332	2,397	3,692
Restricted cash and deposits	(84)	1,428	(1,089)	383
Cash flows from (used in) investing activities	(15,547)	1,270	(18,219)	(2,889)
Cash and cash equivalents
Change in cash and cash equivalents	685	497	(364)	556
Supplemental Cash Flow Information [Abstract]
Net change in cash classified within assets held for sale	(14)	18	0	(28)
Foreign exchange revaluation	(282)	118	(125)	(2)
Balance, beginning of period	11,816	9,826	12,694	9,933
Balance, end of period	12,205	10,459	12,205	10,459
Common shares
Financing activities
Common shares issued	5	2	9	15
Common shares repurchased	$ (237)	$ (231)	$ (450)	$ (322)